LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

8. LEASES

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. In addition, adoption of the new standard resulted in the recording of right of use assets and associated lease liabilities of approximately $1 million each as of January 1, 2019.

Operating lease expense for the years ended December 31, 2022, 2021 and 2020 was $329,595, $402,416 and $538,427, respectively.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of	December 31,
	Balance Sheet	2022
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$40,596

Current operating lease liabilities	Operating lease liabilities - current	$11,261
Noncurrent operating lease liabilities	Operating lease liabilities	31,041

Total operating lease liabilities		$42,302

Weighted average remaining lease term (in years):
Operating leases		3.33

Weighted discount rate:
Operating leases		4.75%

Maturities of lease liabilities were as follows:

For the year ended December 31,	Operating lease
2023	$13,015
2024	13,666
2025	14,349
2026	4,864
2027	—
Total	$45,894
Less: amount representing interest	3,592
Present value of future minimum lease payments	42,302
Less: Current obligations	11,261
Long-term obligations	$31,041

As of December 31, 2022 and 2021, the Company has additional operating lease commitments that have not yet commenced of approximately $0 and $0.